[NEUBERGER BERMAN LOGO]

ANNUAL REPORT
OCTOBER 31, 2002

NEUBERGER BERMAN
INTERMEDIATE
MUNICIPAL
CLOSED-END FUNDS

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

INTERMEDIATE MUNICIPAL FUND INC.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

CONTENTS

THE FUNDS

CHAIRMAN'S LETTER                                       2

PORTFOLIO COMMENTARIES                                  4

SCHEDULE OF INVESTMENTS
California Intermediate Municipal Fund Inc.             7
Intermediate Municipal Fund Inc.                       10
New York Intermediate Municipal Fund Inc.              14

FINANCIAL STATEMENTS                                   17

FINANCIAL HIGHLIGHTS (ALL CLASSES)
  PER SHARE DATA
California Intermediate Municipal Fund Inc.            24
Intermediate Municipal Fund Inc.                       25
New York Intermediate Municipal Fund Inc.              26

REPORT OF INDEPENDENT AUDITORS                         28

DIVIDEND REINVESTMENT PLAN                             29

DIRECTORY                                              31

DIRECTORS AND OFFICERS                                 32

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc.(C)2002 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER

[PHOTO]

Dear Fellow Shareholder,

Welcome to the Neuberger Berman Intermediate Municipal Closed-End Funds, which opened on September 24, 2002. We are honored that you have entrusted us with your hard-earned assets, and I can assure you that we will strive to achieve the highest tax-protected yield consistent with controlling risk. The Funds are off to a good start, completing their first month of operation with strong performance across the board.

Each Fund's investment objective is to provide current income exempt from regular Federal income tax and, for each state-specific Fund, current income exempt from that state's income taxes.

We choose to invest in intermediate-term municipal bonds (maturities between three and eight years) because our experience and research indicate strongly that this maturity range has offered the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds--with less volatility and risk.

At this point in the economic cycle, our portfolio managers believe the municipal market offers excellent relative value. As investors have sought safety from the recent stock market declines, they have opted largely for U.S. Treasury bonds, overlooking the intrinsic value and potential of high-quality municipal securities.

This is a time of flux in the municipal markets. On the one hand, many state and local governments now face declining tax revenues and budget deficits, which could lead to credit downgrades. On the other hand, the Federal Reserve has been providing major stimulus to the national economy in the form of interest rate cuts. Our managers expect municipal markets overall to remain strong even as equity markets recover, and they see value in many sectors that may benefit from overall economic improvement. In this environment, we believe that our aversion to excessive risk and our strict bottom-up credit evaluation process will provide a substantial advantage.

                                               NEUBERGER BERMAN OCTOBER 31, 2002

We hope that the Intermediate Municipal Funds will become a core holding of your portfolio. We believe our conservative investing philosophy and disciplined investment process will benefit you with superior tax-protected income and principal preservation, in both the near and long term.

Thank you for your trust in Neuberger Berman. We will work diligently to keep earning it.

Sincerely,

        /s/ Peter Sundman

          PETER SUNDMAN
      CHAIRMAN OF THE BOARD
  NEUBERGER BERMAN INTERMEDIATE
   MUNICIPAL CLOSED-END FUNDS

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS  Portfolio Commentaries

We are pleased to present our first report to shareholders of the Neuberger Berman Intermediate Municipal Fund Inc., the California Intermediate Municipal Fund Inc., and the New York Intermediate Municipal Fund Inc. Although it is a short reporting period, each Fund's performance is off to a very good start.

We believe the Funds were created at an especially opportune moment in the municipal markets. While the bond market appears to anticipate an end to the Federal Reserve's long easing cycle, meaning that interest rates could rise and bond prices could drop, we view this period of market fluctuation and uncertainty as a moment of opportunity. Even if the stock market recovers, we believe that many investors, having discovered the risks of stocks, will remain heavily invested in the municipal bond market. We see value in many sectors and hope to reap benefits from the potential for rising rates and an improving economy. In this environment, we believe that our strict bottom-up credit evaluation process will provide a substantial advantage for the Funds.

Even as the bond market anticipates an end to the Federal Reserve's easing cycle, we note that the federal budget has swung dramatically to a deficit and many states and local governments face declining tax revenues and budget deficits. Therefore, we have assumed an especially vigilant posture on credit quality. We are seeking to purchase only those high-quality, stable credits that we believe will withstand an economic downturn, even where that might mean sacrificing incremental yield.

We believe that a well-managed portfolio of municipal bonds can provide well-diversified investors with a solid cornerstone for their portfolios. We believe that our conservative approach to providing tax-protected income, safety and principal preservation will be gratifying for investors in the near and long term. We are optimistic about the prospects for the Funds.

INTERMEDIATE MUNICIPAL FUND INC.

The Intermediate Municipal Fund Inc. opened on September 24, 2002, and in the remaining weeks of fiscal 2002 (ending October 31, 2002) performed very well. The Fund outperformed the Lipper Closed End General Leveraged Municipal Debt Fund Average, although the Fund had not yet used leverage.

On October 31, 2002, the portfolio was comprised 52.6% of revenue bonds, 19.7% of general obligations and 27.7% of cash and equivalents. The Fund's average yield to maturity was 4.6% and the duration was 5.4 years. When the Fund is fully invested, we currently expect to meet the projected average duration of 7 years.

Although the Fund is not yet fully invested, sectors currently of interest include health care and transportation.

CUMULATIVE TOTAL RETURN  (Life of Fund as of October 31, 2002)

                             INTERMEDIATE   CALIFORNIA INTERMEDIATE     NEW YORK INTERMEDIATE
                           MUNICIPAL FUND            MUNICIPAL FUND            MUNICIPAL FUND
                   AMEX TICKER SYMBOL NBH    AMEX TICKER SYMBOL NBW    AMEX TICKER SYMBOL NBO
NAV                                 (0.17%)                   (0.10%)                   (0.03%)
MARKET PRICE                         0.00%                     0.00%                     0.00%
INCEPTION DATE                 09/24/2002                09/24/2002                09/24/2002

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

The California Intermediate Municipal Fund Inc. opened on September 24, 2002, and in the remaining weeks of fiscal 2002 (ending October 31, 2002) performed very well. The Fund outperformed the Lipper Closed End California Municipal Debt Fund Index and the Lipper Closed End California Municipal Debt Fund Average.

On October 31, 2002, the portfolio was comprised 51% of revenue bonds, 4.2% of general obligations and 44.8% of cash and equivalents. The Fund's average yield to maturity was 4.2% at the close of the period and duration was 5.2 years. When the Fund is fully invested, we currently expect to meet the projected average duration of 7 years.

Although the Fund is not yet fully invested, sectors currently of interest include solid waste management, health care and transportation.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

The New York Intermediate Municipal Fund Inc. opened on September 24, 2002, and in the remaining weeks of fiscal 2002 (ending October 31, 2002) performed very well. The Fund outperformed the Lipper Closed End New York Municipal Debt Fund Average.

On October 31, 2002, the portfolio was comprised 70.7% of revenue bonds, 5% of general obligations and 24.3% of cash and equivalents. The Fund's average yield to maturity averaged 4.5% at the close of the period and duration was 5.9 years. When the Fund is fully invested, we currently expect to meet the projected average duration of 7 years.

Although the Fund is not yet fully invested, sectors of interest include dormitory, energy and mortgage issues, as well as health care and transportation.

Sincerely,


  /s/ Ted Giuliano

  /s/ Thomas Brophy

  /s/ Lori Canell

  TED GIULIANO, THOMAS BROPHY AND
           LORI CANELL
      PORTFOLIO CO-MANAGERS

Closed-end funds, unlike open-end funds are not continually offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange.

GLOSSARY OF INDICES

         NEW YORK MUNICIPAL DEBT FUND AVERAGE:   An equally weighted average of those closed-end funds that limit their assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

         CALIFORNIA MUNICIPAL DEBT FUND INDEX:   An equally weighted index, adjusted for income dividends and capital gains distributions, of typically the largest 30
                                                 closed-end funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

       CALIFORNIA MUNICIPAL DEBT FUND AVERAGE:   An equally weighted average of those closed-end funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

  GENERAL LEVERAGED MUNICIPAL DEBT FUND INDEX:   An equally weighted index, adjusted for income dividends and capital gains distributions, of typically the largest 30
                                                 closed-end funds that invest 65% or more of their assets in municipal debt issues rated in the top four credit ratings.
                                                 These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

GENERAL LEVERAGED MUNICIPAL DEBT FUND AVERAGE:   An equally weighted average of those closed-end funds that invest 65% or more of their assets in municipal debt issues rated in the top four credit ratings. These funds can be
                                                 leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (30.1%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.

$   1,285   Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
            (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                          AAA        $    1,311
    1,445   Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003 A,
            5.25%, due 4/1/14                                                             AAA             1,565*
      500   Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002, 5.00%,
            due 8/1/06                                                                    AAA               538
    2,000   San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
            Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                          AAA             2,171
    2,500   San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,
            5.25%, due 6/1/17                                                             AAA             2,689*

FINANCIAL GUARANTY INSURANCE CO.

    2,655   California Wtr. & Swr. Cert. of Participation Eastern Muni. Wtr.
            Dist. Rev., Ser. 2001 A, 5.00%, due 7/1/19                           Aaa      AAA             2,736
    1,045   Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                            AAA             1,116*
    2,000   San Diego (CA) Unified Sch. Dist. G.O. (Election of 1998),
            Ser. 2002 D, 5.25%, due 7/1/21                                       Aaa      AAA             2,103

FINANCIAL SECURITY ASSURANCE INC.

    2,000   California St. Dept. Wtr. Res. Wtr. Rev., Ser. 2001 W, 5.50%,
            due 12/1/13                                                                   AAA             2,301
    3,000   California St. Pub. Works Board Lease Rev. (UCLA Replacement
            Hosp.), Ser. 2002 A, 5.38%, due 10/1/13                                       AAA             3,379
      500   Dixie (CA) Elementary Sch. Dist. Unlimited G.O., Ser. 2002,
            5.38%, due 8/1/17                                                             AAA               539
    1,620   Fremont Union (CA) High Sch. Dist. Rev. (Santa Clara Co.,
            Election of 1998), Ser. 2002 C, 5.00%, due 9/1/20                    Aaa      AAA             1,664

MUNICIPAL BOND INVESTORS ASSURANCE CORP.

    2,000   Pasadena (CA) Elec. Rev., Ser. 2002, 5.00%, due 6/1/17               Aaa      AAA             2,104
    2,260   San Diego (CA) Pub. Fac. Fin. Au. Wtr. Rev., Ser. 2002,
            5.00%, due 8/1/18                                                    Aaa      AAA             2,359
      750   Saratoga Union (CA) Sch. Dist. (Santa Clara Co.) Ref. G.O.,
            Ser. 1999, 5.13%, due 9/1/11                                                  AAA               837
    1,000   Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser. 2000 K,
            5.00%, due 9/1/12                                                             AAA             1,077
                                                                                                     ----------
                                                                                                         28,489
                                                                                                     ----------

TAX-EXEMPT SECURITIES--OTHER (25.6%)

      780   Abag (CA) Fin. Au. For Nonprofit Corps. Rev. Cert. of Participation
            (Channing House), Ser. 1999, 4.90%, due 2/15/09                               BBB+              797
    1,000   California Co. (CA) Tobacco Securitization Agcy. Tobacco
            Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19            A1       A+               957
    1,750   California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001 R,
            5.00%, due 11/1/21                                                   Aaa      AAA             1,788
    2,000   California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
            Ser. 1999 A, 6.13%, due 12/1/19                                       A3                      2,145
    2,500   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
            Management, Inc. Proj.), Ser. 2002 B, 4.45%, due 7/1/27                       BBB             2,527
    3,000   California St. G.O., Ser. 2002, 5.00%, due 10/1/17                    A1       A+             3,095
    1,000   California St. Univ., Fresno Assoc., Inc. Auxiliary Organization
            Event Ctr. Sr. Rev., Ser. 2002, 5.00%, due 7/1/12                    Baa3     BBB-            1,037**
    1,000   California Statewide CDA Cert. of Participation (The Internext
            Group), Ser. 1999, 5.38%, due 4/1/17                                          BBB             1,004

See Notes to Schedule of Investments

                                        7

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
$   3,000   California Statewide CDA Rev. (Kaiser Permanente),
            Ser. 2002 E, 4.70%, due 11/1/36                                       A3                 $    3,113
    1,020   Cerritos (CA) Pub. Fin. Au. Subordinate Tax Allocation Rev.
            (Cerritos Redevelopment Proj.), Ser. 2002 B, 4.40%, due 11/1/16               BBB               970
    1,210   Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Number 1),
            Ser. 2002 A, 5.38%, due 8/1/17                                                                1,186
    3,000   Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
            Rev., Ser. 2002, 5.38%, due 5/15/33                                   A1       A              2,885
    1,000   South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South Gate
            Redevelopment Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                      AAA             1,053
      600   Univ. of California Regents Cert. of Participation (San Diego
            Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due 1/1/18           Aa2                        633
    1,000   Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,
            5.30%, due 7/1/18                                                             BBB               987
                                                                                                     ----------
                                                                                                         24,177
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES (15.4%)

    3,045   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 B,
            1.95%, VRDN due 2/1/31                                              VMIG1     A-1+            3,045
    3,100   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Shell
            Oil Co. Martinez Proj.), Ser. 1994 A, 2.00%, VRDN due 10/1/24       VMIG1     A-1+            3,100++
    3,000   California Statewide CDA Poll. Ctrl. Ref. Rev. (Chevron U.S.A.
            Inc. Proj.), Ser. 2002, 1.95%, VRDN due 5/15/24                               A-1+            3,000++
    3,000   Los Angeles (CA) Wtr. & Pwr. Rev., Sub. Ser. 2001 B-3,
            1.95%, VRDN due 7/1/34                                              VMIG1     A-1+            3,000
    2,400   Los Angeles (CA) Wtr. & Pwr. Rev., Sub. Ser. 2001 B-6,
            1.95%, VRDN due 7/1/34                                              VMIG1     A-1+            2,400
                                                                                                     ----------
                                                                                                         14,545
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (39.7%)

BANK OF AMERICA

    4,650   California Ed. Fac. Au. Rev. (St. Mary's College), Ser. 2001 B,
            1.85%, VRDN due 10/1/31                                             VMIG1                     4,650
      400   Newport Beach (CA) Rev. (Hoag Mem. Hosp. Presbyterian),
            Ser. 1992, 1.98%, VRDN due 10/1/22                                  VMIG1     A-1+              400
    2,100   Newport Beach (CA) Rev. (Hoag Mem. Hosp. Presbyterian),
            Ser. 1996 A, 2.00%, VRDN due 10/1/26                                VMIG1                     2,100

BANK OF NEW YORK

    3,800   Abag (CA) Fin. Au. For Nonprofit Corp. Rev. (Jewish Comm.
            Ctr. Proj.), Ser. 2002, 2.00%, VRDN due 11/15/31                    VMIG1                     3,800
    4,500   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 U,
            1.98%, VRDN due 8/1/32                                              VMIG1     A-1+            4,500

DEXIA CREDIT LOCALE DE FRANCE

    1,000   Orange Co. (CA) Sanitation Dist. Ref. Cert. of Participation,
            Ser. 2000 B, 1.95%, VRDN due 8/1/30                                 VMIG1     A-1+            1,000

KBC BANK

    1,100   California Hlth. Fac. Fin. Au. Hosp. Rev. (Adventist Hlth.
            Sys./West), Ser. 2002 B, 1.95%, VRDN due 9/1/25                     VMIG1                     1,100
    4,000   Irvine (CA) Ltd. Oblig. Imp. Rev. (Assessment Dist.
            Number 87-8), Ser. 1999, 1.95%, VRDN due 9/2/24                     VMIG1                     4,000
    3,000   Orange Co. (CA) Imp. Rev. (Assessment Dist. Number 88-1),
            Ser. 1988, 1.95%, VRDN due 9/2/18                                    P-1      A-1+            3,000

LANDESBANK HESSEN-THUERINGEN GIROZENTRALE

    3,500   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 A,
            2.01%, VRDN due 2/1/26                                              VMIG1     A-1+            3,500
    3,400   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 A,
            2.01%, VRDN due 2/1/35                                              VMIG1     A-1+            3,400

                                        8

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
U.S. BANK, N.A.

$   3,750   California Statewide CDA Rev. (Masters College), Ser. 2002,
            1.85%, VRDN due 2/1/32                                              VMIG1                $    3,750

WESTDEUTSCHE LANDESBANK GIROZENTRALE

    2,300   Southern California Metro. Wtr. Dist. Wtr. Rev., Ser. 2000 B-3,
            2.00%, VRDN due 7/1/35                                              VMIG1     A-1+            2,300
                                                                                                     ----------
                                                                                                         37,500
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY INSURANCE (2.1%)

MUNICIPAL BOND INVESTORS ASSURANCE CORP.

    2,000   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
            1.98%, VRDN due 2/1/33                                              VMIG1     A-1+            2,000

            TOTAL INVESTMENTS (112.9%) (COST $106,714)                                                  106,711##

            Liabilities, less cash, receivables and other assets [(12.9%)]                              (12,170)
                                                                                                     ----------

            TOTAL NET ASSETS (100.0%)                                                                $   94,541
                                                                                                     ----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (32.6%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.

$   5,000   Chicago (IL) G.O., Ser. 1996 A-2, 6.25%, due 1/1/13                  Aaa      AAA        $    5,950**
    4,100   Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
            Ser. 2002 A, 5.63%, due 6/1/17                                                AAA             4,452

FINANCIAL GUARANTY INSURANCE CO.

    2,150   Cass Lake (MN) Independent Sch. Dist. No. 115 G.O.,
            5.00%, due 2/1/18                                                             AAA             2,246*
    4,000   Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
            5.25%, due 11/15/14                                                  Aaa      AAA             4,214**
    3,075   Detroit (MI) City Sch. Dist. Sch. Bldg. & Site Imp. G.O.,
            Ser. 2002 A, 5.50%, due 5/1/15                                                AAA             3,442
    4,935   Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
            (New England Med. Ctr. Hosp.), Ser. 2002 H, 5.38%,
            due 5/15/16                                                                   AAA             5,251*
    2,140   Mt. Pleasant (SC) Wtr. & Swr. Ref. Rev., 5.25%, due 12/1/17                   AAA             2,301
    8,140   Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A, 5.13%,
            due 1/1/18                                                           Aaa      AAA             8,605
    5,500   Prince Georges Co. (MD) Cons. Pub. Imp. G.O., Ser. 2001,
            5.25%, due 12/1/16                                                   Aaa      AAA             6,005**
    1,000   Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C, 5.25%,
            due 10/1/20                                                          Aaa      AAA             1,055

FINANCIAL SECURITY ASSURANCE INC.

    7,000   Harris Co. (TX) Senior Lien Toll Road Rev., 5.38%, due 8/1/16                 AAA             7,619*
    4,260   King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
            5.38%, due 12/1/14                                                   Aaa      AAA             4,738*
    1,725   Maine Muni. Bond Bank Rev., Ser. 1998 C, 5.35%,
            due 11/1/18                                                                   AAA             1,836
    5,395   Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A, 5.50%,
            due 7/1/15                                                                    AAA             5,937
    1,370   Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group,
            Inc. Proj.), Ser. 1996, 6.00%, due 11/15/11                          Aaa      AAA             1,581

MUNICIPAL BOND INVESTORS ASSURANCE CORP.

    1,465   Arizona St. Energy Mgt. Svcs. Energy Conservation Rev.
            (Arizona St. Univ. Proj.), Ser. 2002, 5.25%, due 7/1/17                       AAA             1,574
    5,335   Clark Co. (NV) Passenger Fac. Charge Ref. Rev. (Las Vegas
            McCarran Arpt. Proj.), Ser. 2002, 5.25%, due 7/1/10                           AAA             5,768
    5,000   Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                   Aaa                      5,507
    3,000   Illinois Hlth. Fac. Au. Rev. (Loyola Univ.), Ser. 1997 A, 6.00%,
            due 7/1/14                                                           Aaa      AAA             3,482
    4,555   Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                           AAA             5,359**
    1,000   Western (MI) Townships Util. Au. Sewage Disp. Sys. Ref. G.O.,
            Ser. 2001 A, 5.25%, due 1/1/13                                       Aaa      AAA             1,091
    7,205   Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17                   Aaa      AAA             7,717
                                                                                                     ----------
                                                                                                         95,730
                                                                                                     ----------

TAX-EXEMPT SECURITIES--OTHER (39.0%)

    1,000   Austin (TX) Convention Enterprises, Inc. Convention Ctr. Hotel
            First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                      Baa3     BBB-            1,035
    2,000   Badger (WI) Tobacco Asset Securitization Corp. Asset-Backed
            Rev., Ser. 2002, 5.50%, due 6/1/10                                    A1       A              2,004
    2,635   Beaufort Co. (SC) Sch. Dist. G.O., Ser. 2001 A, 5.00%,
            due 3/1/18                                                           Aa1                      2,739

                                       10

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
$   6,000   Brazos River (TX) Harbor Navigation Dist. Rev. (Dow Chemical
            Co. Proj.), Ser. 2002 B-2, 4.75%, due 5/15/33                         A3       A         $    5,824
    5,000   Burke Co. (GA) Dev. Au. PCR (Georgia Pwr. Co. Plant Vogtle Proj.),
            Ser. 2001, 4.45%, due 1/1/32                                          A2       A              5,217
    1,000   Clark Co. (WA) Sch. Dist. No. 037 G.O., Ser. 1998, 5.13%,
            due 12/1/12                                                           A3                      1,108
    1,765   Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.,
            (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
            6.05%, due 1/1/19                                                             BBB+            1,828
    4,210   DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002, 5.25%,
            due 6/1/14                                                            A1       A+             4,362
    4,495   Dist. of Columbia Ref. G.O., Ser. 2002 C, 5.25%, due 6/1/13                   AAA             4,897
      825   Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay Inc. Proj.),
            Ser. 1987, 3.00%, due 10/1/11                                         A1                        819
    5,130   Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
            Ser. 2002, 4.30%, due 11/1/36                                         A2       A              5,094
    3,500   Indiana St. Dev. Fin. Au. Solid Waste Disp. Rev. (Waste
            Management, Inc. Proj.), Ser. 2001, 3.45%, due 10/1/31                        BBB             3,492
    2,000   Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. Ctr. Proj.),
            5.50%, due 11/1/17                                                             AA             2,072*
    2,000   Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
            Ser. 1998, 5.25%, due 7/1/16                                         Aa3      AA-             2,053**
    1,500   Maricopa Co. (AZ) IDA Multi-Family Hsg. Rev. (Sun King Arpts.
            Proj.), Ser. 2000 A, 6.75%, due 11/1/18                               A3       A              1,628
    1,000   Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste
            Disp. Rev. (Weyerhaeuser Co. Proj.), Ser. 1994, 6.80%,
            due 5/1/24                                                           Baa2     BBB             1,042
    1,000   Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of
            Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                              A3                      1,083
    2,400   Mashnatucket Western Pequot Tribe (CT) Spec. Rev.,
            Sub. Ser. 1997 B, 5.70%, due 9/1/12                                  Baa3                     2,532
    2,450   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
            Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                                  A+             2,467
    2,810   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville
            Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13                         Baa2     BBB             2,966
    3,085   Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
            (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                Baa2     BBB             3,186
    1,085   Mesa (AZ) IDA Std. Hsg. Rev. (Mesa Std. Hsg.), Ser. 2001,
            5.70%, due 7/1/11                                                              A              1,189**
    1,500   Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%,
            due 10/15/18                                                         Aa1      AA+             1,621
    3,235   Minneapolis (MN) G.O., 5.00%, due 12/1/18                                     AAA             3,381*
    2,000   Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. Rev.,
            Ser. 2002 B, 5.50%, due 7/1/16                                                AAA             2,225*
    1,500   Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
            Ser. 2001 II, 5.25%, due 12/1/16                                               AA             1,568
    5,000   Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
            (Abington Mem. Hosp.), Ser. 2002 A, 5.00%, due 6/1/19                          A              4,933**
    3,000   Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp. Proj.),
            Ser. 1994, 6.75%, due 7/1/14                                          A3      BBB             3,293**
    4,780   North Central (TX) Hlth. Fac. Dev. Corp. Ref. Hosp. Rev.
            (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13        Aa3      AA-             4,974
    2,085   Palm Beach Co. (FL) Hlth. Fac. Au. Ref. Rev. (Boca Raton Comm.
            Hosp. Corp.), Ser. 2001, 5.00%, due 12/1/12                                    A+             2,170

See Notes to Schedule of Investments

                                       11

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
$   8,000   Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
            Rev., Ser. 2002, 5.38%, due 5/15/33                                   A1       A         $    7,693
    2,000   Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth.), Ser. 2002 A,
            5.75%, due 12/1/21                                                             A-             2,049
    1,000   Spokane Co. (WA) G.O., Ser. 1998, 5.10%, due 12/1/17                 Aa3                      1,042
    2,500   St. Louis (MO) IDA Rev. (St. Louis Convention Center
            Headquarters Hotel Proj.), Ser. 2000 A, 7.00%, due 12/15/15          Baa3                     2,524
    2,540   St. Paul (MN) Port Au. Lease Rev. (Office Bldg.), Ser. 2002,
            5.00%, due 12/1/17                                                   Aa1                      2,623*
      500   Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.),
            Ser. 2002, 5.50%, due 9/1/12                                         Baa3                       495
    3,000   Tobacco Settlement Au. (IA) Tobacco Settlement Rev.,
            Ser. 2001 B, 5.30%, due 6/1/25                                        A1       A              2,651
    3,500   Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
            Ser. 1989, 4.55%, due 11/1/09                                        Baa2     BBB             3,510
    1,900   Univ. (WI) Hosp. & Clinics Au. Rev., Ser. 2002 B, 5.50%,
            due 4/1/12                                                            A1                      2,012
    3,155   Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
            Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                   A              3,096*
    1,000   Washington St. Var. Purp. G.O., Ser. 1998 A, 4.75%, due 7/1/17       Aa1      AA+             1,013
    2,780   Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med.
            Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                               A              2,861
                                                                                                     ----------
                                                                                                        114,371
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES (16.0%)

      700   Harris Co. (TX) IDC Solid Waste Disp. Rev. (Exxon Proj.),
            Ser. 1997, 2.00%, VRDN due 4/1/32                                   VMIG1     A-1+              700++
   14,400   Jackson Co. (MS) Port Fac. Ref. Rev. (Chevron U.S.A., Inc. Proj.),
            Ser. 1993, 2.00%, VRDN due 6/1/23                                    P-1                     14,400++
    3,500   Joliet (IL) Reg. Port Dist. Ref. Rev. (Exxon Proj.), Ser. 1989,
            1.89%, VRDN due 10/1/24                                             VMIG1     A-1+            3,500
   10,000   Kentucky Econ. Dev. Fin. Au. Hosp. Fac. Rev. (Baptist Hlth.
            Care Sys.), Ser. 1999 C, 2.00%, VRDN due 8/15/31                    VMIG1     A-1            10,000**
    3,100   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1984 C, 1.89%,
            VRDN due 11/1/14                                                              A-1+            3,100++
    2,900   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1984 D, 1.89%,
            VRDN due 11/1/14                                                     P-1      A-1+            2,900++ **
    6,000   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 C, 2.00%,
            VRDN due 7/1/17                                                               A-1+            6,000++
    6,200   Massachusetts St. Dev. Fin. Agcy. Rev. (Boston Univ.),
            Ser. 2002 R-4, 1.69%, VRDN due 10/1/42                              VMIG1                     6,200
                                                                                                     ----------
                                                                                                         46,800
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (19.1%)

BANK OF AMERICA

    5,000   Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.),
            Ser. 2002, 1.95%, VRDN due 11/1/32                                            A-1+            5,000

BANK OF NEW YORK

    5,900   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 U, 1.98%,
            VRDN due 8/1/32                                                     VMIG1     A-1+            5,900

BARCLAYS BANK INT'L., LTD.

    4,800   Farmington City (NM) Ref. PCR (Arizona Pub. Svc. Co. Four
            Corners Proj.), Ser. 1994 C, 2.00%, VRDN due 9/1/24                 VMIG1     A-1+            4,800

BAYERISCHE LANDESBANK GIROZENTRALE

    6,500   Nashville (TN) Metro. Arpt. Au. Spec. Fac. Ref. Rev. (Amer.
            Airlines, Inc. Proj.), Ser. 1995 B, 2.00%, VRDN due 10/1/12                   A-1+            6,500

                                       12

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
BNP PARIBAS

$   5,000   Alachua Co. (FL) Hlth. Fac. Continuing Care Rev. (Oak Hammock
            Univ. Proj.), Ser. 2002 A, 1.95%, VRDN due 10/1/32                  VMIG1                $    5,000

LANDESBANK HESSEN-THUERINGEN GIROZENTRALE

    6,400   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 A,
            2.01%, VRDN due 2/1/26                                              VMIG1     A-1+            6,400
    2,900   Univ. of North Carolina Board of Governors Univ. Hosp. at Chapel
            Hill Rev., Ser. 2001 A, 1.99%, VRDN due 2/15/31                     VMIG1     A-1+            2,900

MORGAN GUARANTY TRUST CO.

    6,900   New York City (NY) G.O., Sub. Ser. 1993 A-10, 1.95%,
            VRDN due 8/1/16                                                     VMIG1     A-1+            6,900
    6,900   New York City (NY) G.O., Sub. Ser. 1993 A-10, 1.95%,
            VRDN due 8/1/17                                                     VMIG1     A-1+            6,900
    5,700   New York City (NY) G.O., Sub. Ser. 1993 B-2, 1.95%,
            VRDN due 8/15/20                                                    VMIG1     A-1+            5,700
                                                                                                     ----------
                                                                                                         56,000
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY INSURANCE (12.4%)

FINANCIAL GUARANTY INSURANCE CO.

      170   Clark Co. (NV) Arpt. Rev., Ser. 2001 A, 2.09%,
            VRDN due 7/1/36                                                     VMIG1     A-1+              170

FINANCIAL SECURITY ASSURANCE INC.

    4,300   Clark Co. (NV) Sch. Dist. G.O., Ser. 2001 A, 1.95%,
            VRDN due 6/15/21                                                    VMIG1                     4,300
    2,200   Clark Co. (NV) Sch. Dist. Rev., Ser. 2001 B, 1.89%,
            VRDN due 6/15/21                                                    VMIG1     A-1+            2,200
   13,000   Illinois Hlth. Fac. Au. Rev. (Resurrection Hlth. Care),
            Ser. 1999 A, 2.00%, VRDN due 5/15/29                                VMIG1     A-1+           13,000

MUNICIPAL BOND INVESTORS ASSURANCE CORP.

    6,370   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
            1.98%, VRDN due 2/1/33                                              VMIG1     A-1+            6,370
   10,340   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Cap. Asset Prog.),
            Ser. 1985 D, 1.95%, VRDN due 1/1/35                                 VMIG1                    10,340
                                                                                                     ----------
                                                                                                         36,380
                                                                                                     ----------

            TOTAL INVESTMENTS (119.1%) (COST $349,557)                                                  349,281##

            Liabilities, less cash, receivables and other assets [(19.1%)]                              (55,968)
                                                                                                     ----------

            TOTAL NET ASSETS (100.0%)                                                                $  293,313
                                                                                                     ----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (22.6%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.

$   2,920   New York City (NY) Ind. Dev. Agcy. Civic Fac. Rev.
            (Packer Collegiate Inst. Proj.), Ser. 2002, 5.00%, due 6/1/22        Aaa      AAA        $    2,949**
      960   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
            Ser. 1992 A, 5.88%, due 6/15/13                                      Aaa                      1,124
    2,025   New York City (NY) Transitional Fin. Au. Ref. Rev., Ser. 2002 C,
            5.25%, due 8/1/17                                                             AAA             2,169*
    2,410   New York St. Dorm. Au. Rev. (Rochester Institute of Technology),
            Ser. 2002 A, 5.25%, due 7/1/19                                       Aaa                      2,548*
    3,000   Port Authority of NY & NJ Rev., Ser. 2002, 5.50%, due 12/15/12                AAA             3,406

MUNICIPAL BOND INVESTORS ASSURANCE CORP.

    2,000   New York St. Dorm. Au. Insured Rev. (Long Island Jewish
            Med. Ctr.), Ser. 1998, 5.00%, due 7/1/18                                      AAA             2,050
    1,980   New York St. Dorm. Au. Insured Rev. (New York Med. College),
            Ser. 1998, 5.00%, due 7/1/21                                         Aaa      AAA             2,011
    1,000   Port Au. of NY & NJ Spec. Proj. Rev. (JFK Int'l. Arpt.
            Term. LLC Proj.), Ser. 1997-6, 6.00%, due 12/1/06                    Aaa      AAA             1,121
                                                                                                     ----------
                                                                                                         17,378
                                                                                                     ----------

TAX-EXEMPT SECURITIES--OTHER (55.7%)

      585   Kenmore Village (NY) Hsg. Au. Std. Hsg. Rev. (St. Univ. of N.Y. at
            Buffalo Std. Apt. Proj.), Ser. 1999 A, 5.40%, due 8/1/12             Baa1      AA               647
    2,000   Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
            5.50%, due 12/1/13                                                   Aaa      AAA             2,284**
    1,000   Monroe Co. (NY) G.O. Pub. Imp. Ref. Rev., Ser. 1996, 6.00%,
            due 3/1/13                                                            A3      AA-             1,171
      980   Monroe Co. (NY) Ind. Dev. Agcy. Std. Hsg. Rev., (Collegiate Hsg.
            Foundation - Rochester Institute of Technology Proj.), 5.25%,
            due 4/1/19                                                           Baa3                       979
    1,000   New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11               A2       A              1,042
    1,500   New York City (NY) G.O., Ser. 2002 A, 5.50%, due 8/1/11               A2       A              1,629
    2,000   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
            Ser. 2002 D, 5.25%, due 6/15/15                                      Aa2       AA             2,170
    1,125   New York St. Dorm. Au. Cons. Rev. (City Univ. Sys.), Ser. 1995 A,
            5.63%, due 7/1/16                                                     A3      AA-             1,279
      250   New York St. Dorm. Au. Ref. Rev. (Brookdale Hosp.), Ser. 1998 J,
            5.20%, due 2/15/16                                                    A3      AA-               260
    2,985   New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group),
            Ser. 2001, 5.75%, due 7/1/14                                          A3                      3,266
    2,000   New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ. Ed.
            Fac. Issue), Ser. 2002 B, 5.25%, due 11/15/23                         A3      AA-             2,185
    3,000   New York St. Energy Res. & Dev. Au. Fac. Rev., Ser. 2001, 4.70%,
            due 6/1/36                                                            A1       A+             3,000
    2,000   New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste
            Management, Inc. Proj.), Ser. 2002 A, 4.00%, due 5/1/12                       BBB             2,003
    2,000   New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
            5.70%, due 10/1/17                                                   Aa1                      2,150
    2,500   New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2002-105,
            4.25%, due 10/1/17                                                   Aa1                      2,412
    2,000   New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16         Aa2      AA-             2,162
    1,325   New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
            Innovation), Ser. 1995, 6.25%, due 1/1/09                             A3      AA-             1,517
    2,000   Niagara Co. (NY) Ind. Dev. Agcy. Civic Fac. Rev. (Niagara Univ.
            Proj. - Asset Guaranty Insured), Ser. 2001 A, 5.50%, due 11/1/16              AA              2,150**

                                       14

PRINCIPAL AMOUNT                       SECURITY@                                   RATING^                VALUE+
(000'S OMITTED)                                                                 MOODY'S   S&P   (000'S OMITTED)
$   2,500   Niagara Co. (NY) Ind. Dev. Agcy. Solid Waste Disp. Fac. Ref. Rev.
            (American Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%,
            due 11/15/24                                                         Baa1     BBB        $    2,622
    2,000   Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
            Rev., Ser. 2002, 5.38%, due 5/15/33                                   A1       A              1,923
    2,215   Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Rev., Ser. 2001 A,
            5.00%, due 1/1/19                                                    Aa3      AA-             2,282
    2,390   TSASC, Inc. (NY) Tobacco Flexible Amortization Rev., Ser. 1999-1,
            5.70%, due 7/15/14                                                    A1       A              2,505**
    1,000   Yonkers (NY) Ind. Dev. Agcy. Civic Fac. Rev. (Comm. Dev.
            Properties - Yonkers Inc.), Ser. 2001 A, 6.25%, due 2/1/16           Baa3     BBB-            1,067
                                                                                                     ----------
                                                                                                         42,705
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (12.5%)

BANK OF NEW YORK

    2,000   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
            Sub. Ser. 2002 C-3, 1.90%, VRDN due 6/15/18                         VMIG1     A-1+            2,000

CHASE MANHATTAN BANK, N.A.

    3,100   New York City (NY) Hsg. Dev. Corp. Rev. (East 17th St.),
            Ser. 1993 A, 2.00%, VRDN due 1/1/23                                           A-1+            3,100

DEXIA CREDIT LOCALE DE FRANCE

      600   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
            Ser. 2000 C, 1.99%, VRDN due 6/15/33                                 P-1      A-1+              600

MORGAN GUARANTY TRUST CO.

      100   New York City (NY) G.O., Sub. Ser. 1993 E-2, 1.95%,
            VRDN due 8/1/21                                                     VMIG1     A-1+              100
    1,800   New York City (NY) G.O., Sub. Ser. 1994 E-2, 1.95%,
            VRDN due 8/1/20                                                     VMIG1     A-1+            1,800
    2,000   Port Au. of NY & NJ Versatile Structure Oblig. Rev., Ser. 1995-3,
            1.95%, VRDN due 6/1/20                                              VMIG1     A-1+            2,000
                                                                                                     ----------
                                                                                                          9,600
                                                                                                     ----------

TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY INSURANCE (18.4%)

FINANCIAL GUARANTY INSURANCE CO.

    4,500   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
            Ser. 1994 C, 2.00%, VRDN due 6/15/23                                VMIG1     A-1+            4,500
    1,000   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
            Ser. 1994 G, 1.90%, VRDN due 6/15/24                                VMIG1     A-1+            1,000

FINANCIAL SECURITY ASSURANCE INC.

    4,405   New York City (NY) G.O., Sub. Ser. 1994 H3, 1.90%,
            VRDN due 8/1/14                                                     VMIG1     A-1+            4,405

MUNICIPAL BOND INVESTORS ASSURANCE CORP.

      700   New York City (NY) G.O., Sub. Ser. 1994 B-3, 2.00%,
            VRDN due 8/15/04                                                    VMIG1     A-1+              700
    3,500   New York City (NY) G.O., Sub. Ser. 1994 B-4, 2.00%,
            VRDN due 8/15/23                                                    VMIG1     A-1+            3,500
                                                                                                     ----------
                                                                                                         14,105
                                                                                                     ----------

            TOTAL INVESTMENTS (109.2%) (COST $83,747)                                                    83,788##
                                                                                                     ----------

            Liabilities, less cash, receivables and other assets [(9.2%)]                                (7,082)
                                                                                                     ----------

            TOTAL NET ASSETS (100.0%)                                                                $   76,706
                                                                                                     ----------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

+ Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the directors of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds"), believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
## At October 31, 2002, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                                                        NET
                                                                     GROSS           GROSS       UNREALIZED
                                                                UNREALIZED      UNREALIZED     APPRECIATION
NEUBERGER BERMAN                                       COST   APPRECIATION    DEPRECIATION   (DEPRECIATION)
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.   $ 106,714,000    $   511,000    $    514,000      $    (3,000)
INTERMEDIATE MUNICIPAL FUND INC.                349,557,000      1,983,000       2,259,000         (276,000)
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.        83,747,000        547,000         506,000           41,000

@ Municipal securities held by the Funds are within the four highest ratings categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 72%, 63%, and 49% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.
^    Credit ratings are unaudited.
++   Security is guaranteed by the corporate obligor.
* Security purchased on a when-issued basis. At October 31, 2002, these securities amounted to $5,370,000, $33,251,000, and $4,717,000 for
     California, Intermediate, and New York, respectively.
** Security is segregated as collateral for when-issued purchase commitments.

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            CALIFORNIA    INTERMEDIATE        NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                  INTERMEDIATE       MUNICIPAL    INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                MUNICIPAL FUND            FUND  MUNICIPAL FUND
ASSETS

     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)-SEE
     SCHEDULE OF INVESTMENTS                                              $    106,711    $    349,281    $    83,788

     Cash                                                                        1,323           4,688             27
----------------------------------------------------------------------------------------------------------------------
     Interest receivable                                                           556           2,592            780

     Receivable for securities sold                                                  -             200              -
======================================================================================================================
TOTAL ASSETS                                                                   108,590         356,761         84,595
======================================================================================================================
LIABILITIES

     Payable for securities purchased                                           13,983          63,326          7,829

     Payable to administrator (Note B)                                              23              70             18
----------------------------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                            43              52             42
======================================================================================================================
TOTAL LIABILITIES                                                               14,049          63,448          7,889
======================================================================================================================
NET ASSETS AT VALUE                                                       $     94,541    $    293,313    $    76,706
======================================================================================================================
NET ASSETS CONSIST OF:

     Paid-in capital                                                      $     94,447    $    293,147    $    76,578

     Undistributed (dividends in excess of) net investment income                   97             442             87
----------------------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) in value of investments             (3)           (276)            41
======================================================================================================================
NET ASSETS AT VALUE                                                       $     94,541    $    293,313    $    76,706
======================================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE; 1,000,000,000 SHARES AUTHORIZED)           6,607          20,507          5,357
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE OUTSTANDING                                     $      14.31    $      14.30    $     14.32
======================================================================================================================
*COST OF INVESTMENTS                                                      $    106,714    $    349,557    $    83,747
======================================================================================================================

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

                                                                            CALIFORNIA                              NEW YORK
                                                                          INTERMEDIATE       INTERMEDIATE       INTERMEDIATE
                                                                        MUNICIPAL FUND     MUNICIPAL FUND     MUNICIPAL FUND

                                                                               FOR THE            FOR THE            FOR THE
                                                                           PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                         SEPTEMBER 27,      SEPTEMBER 27,      SEPTEMBER 27,
                                                                                  2002               2002               2002
                                                                         (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT
                                                                     OF OPERATIONS) TO  OF OPERATIONS) TO  OF OPERATIONS) TO
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                   OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
(000'S OMITTED)                                                                   2002               2002               2002
INVESTMENT INCOME

Interest income                                                           $        169       $        579       $        154
============================================================================================================================
EXPENSES:

Investment management fee (Note B)                                                  22                 68                 18

Administration fee (Note B)                                                         26                 82                 22
----------------------------------------------------------------------------------------------------------------------------
Stock transfer agent fees                                                            3                  3                  3

Auditing fees                                                                       22                 22                 22

Custodian fees (Note B)                                                             10                 17                  9
----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                  8                  8                  8
----------------------------------------------------------------------------------------------------------------------------
Stock exchange listing fees                                                          1                  2                  1

Directors' fees and expenses                                                         3                  3                  3

Miscellaneous                                                                        -                  1                  -
============================================================================================================================
Total expenses                                                                      95                206                 86

Investment management fee waived and expenses reduced by custodian
   fee expense offset arrangement (Note B)                                         (23)               (69)               (19)
============================================================================================================================
Total net expenses                                                                  72                137                 67
============================================================================================================================
Net investment income                                                               97                442                 87
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation (depreciation) in value of:

       Investment securities (Note A)                                               (3)              (276)                41
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $         94       $        166       $        128
============================================================================================================================

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CALIFORNIA                             NEW YORK
                                                                          INTERMEDIATE       INTERMEDIATE      INTERMEDIATE
                                                                        MUNICIPAL FUND     MUNICIPAL FUND     MUNICIPAL FUND

                                                                           PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                         SEPTEMBER 27,      SEPTEMBER 27,      SEPTEMBER 27,
                                                                                  2002               2002               2002
                                                                         (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT
                                                                     OF OPERATIONS) TO  OF OPERATIONS) TO  OF OPERATIONS) TO
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                   OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
(000'S OMITTED)                                                                   2002               2002               2002
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

Net investment income (loss)                                              $         97       $        442       $         87

Change in net unrealized appreciation (depreciation) of investments                 (3)              (276)                41
============================================================================================================================
Net increase (decrease) in net assets resulting from operations                     94                166                128
============================================================================================================================
FROM FUND SHARE TRANSACTIONS:

Proceeds from issuance of common shares                                         90,158            278,852             73,719

Proceeds from underwriters' over-allotment option exercised                      4,289             14,295              2,859
============================================================================================================================
Total proceeds from Fund share transactions                                     94,447            293,147             76,578
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                           94,541            293,313             76,706

NET ASSETS:

Beginning of period                                                                  -                  -                  -
============================================================================================================================
End of period                                                             $     94,541       $    293,313       $     76,706
============================================================================================================================
Accumulated undistributed net investment income at end of period          $         97       $        442       $         87
============================================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds

   NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund had no operations until September 27, 2002, other than matters relating to their organization and the sale on September 19, 2002 of 6,981 shares of common stock for $100,005 ($14.325 per share) from each Fund to Neuberger Berman LLC ("Neuberger"), the Funds' sub-adviser.

   The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve them from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay dividends from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

   Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statements of Assets and Liabilities.

   The Funds declared dividends from their net investment income which were paid December 16, 2002, to shareholders of record on November 18, 2002, with an ex-dividend date of November 14, 2002, as follows:

                                          DIVIDEND PER SHARE
   CALIFORNIA                                    $  0.06250
   INTERMEDIATE                                     0.06625
   NEW YORK                                         0.06500

   As of October 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                           UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED      UNREALIZED            LOSS
                              TAX-EXEMPT        TAXABLE      LONG-TERM    APPRECIATION   CARRYFORWARDS
                                  INCOME         INCOME           GAIN  (DEPRECIATION)   AND DEFERRALS           TOTAL
   CALIFORNIA               $     96,491   $         56   $          -    $     (2,566)    $          -   $     93,981
   INTERMEDIATE                  441,103            440              -        (276,028)               -        165,515
   NEW YORK                       87,508              -              -          40,553                -        128,061

   There were no significant differences between book basis and tax basis.

6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

7 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which each Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. Offering costs for common stock paid by each Fund were charged as a reduction of paid-in-capital at the completion of each Fund's offering and amounted to $198,209, $615,209, and $160,709 for California, Intermediate, and New York, respectively.

8 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in California state and New York state municipal bonds, respectively. This policy makes those funds more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

   NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

   Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equals the total assets of the Fund less liabilities, other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any preferred shares outstanding is not considered a liability.

   Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

             FISCAL PERIOD OR YEAR ENDED           % OF AVERAGE
                     OCTOBER 31,               DAILY MANAGED ASSETS
       -----------------------------------------------------------------
                     2002 - 2007                       0.25%
                        2008                           0.20
                        2009                           0.15
                        2010                           0.10
                        2011                           0.05

   Management has not agreed to waive any portion of its fees beyond October 31, 2011.

   For the period ended October 31, 2002, such waived fees amounted to $21,955, $67,982, and $17,878 for California, Intermediate, and New York, respectively.

   Each Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets.

   Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

   Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to each Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or directors of each Fund are also employees of Neuberger and/or Management.

   Each Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $1,289, $993, and $696 for California, Intermediate, and New York, respectively.

   NOTE C--SECURITIES TRANSACTIONS:

   During the period ended October 31, 2002, there were purchase and sale transactions (excluding short-term securities) as follows:

                                                PURCHASES  SALES
   CALIFORNIA                               $  52,677,000    $ 0
   INTERMEDIATE                               208,096,000      0
   NEW YORK                                    60,056,000      0

   NOTE D--CAPITAL:

   At October 31, 2002, the shares outstanding and the shares owned by Neuberger for each Fund were as follows:

                                            COMMON SHARES  COMMON SHARES OWNED
                                              OUTSTANDING         BY NEUBERGER
   CALIFORNIA                                   6,606,981                6,981
   INTERMEDIATE                                20,506,981                6,981
   NEW YORK                                     5,356,981                6,981

   Transactions in common shares of capital stock for the period ended October 31, 2002, were as follows:

                                            SHARES ISSUED IN CONNECTION WITH:

                                                                 UNDERWRITERS'   REINVESTMENT OF    NET INCREASE
                                            INITIAL PUBLIC   EXERCISE OF OVER-     DIVIDENDS AND       IN SHARES
                                                  OFFERING    ALLOTMENT OPTION     DISTRIBUTIONS     OUTSTANDING
   CALIFORNIA                                    6,306,981             300,000                 -       6,606,981
   INTERMEDIATE                                 19,506,981           1,000,000                 -      20,506,981
   NEW YORK                                      5,156,981             200,000                 -       5,356,981

   NOTE E--USE OF LEVERAGE:

   Subject to market conditions, each Fund intends to offer Preferred Shares representing approximately 38% of each Fund's capital after issuance. The Funds also may add leverage to the portfolio through the utilization of derivative instruments. The Funds may issue Preferred Shares so long as after their issuance the liquidation value of the Preferred Shares, plus the aggregate amount of senior securities representing indebtedness, does not exceed 50% of each Fund's capital. Once Preferred Shares are issued and/or other forms of leverage are used, the net asset value and market price of the common shares and the yield to common stockholders will be more volatile.

FINANCIAL HIGHLIGHTS  California Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

                                                                                 PERIOD FROM
                                                                         SEPTEMBER 27, 2002^
                                                                              TO OCTOBER 31,
                                                                                        2002
NET ASSET VALUE, BEGINNING OF PERIOD                                                $  14.32
                                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                                             .02
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                           -
                                                                                    --------
TOTAL FROM INVESTMENT OPERATIONS                                                         .02
                                                                                    --------
LESS CAPITAL CHARGES
ISSUANCE OF COMMON SHARES                                                               (.03)
                                                                                    --------
NET ASSET VALUE, END OF PERIOD                                                      $  14.31
                                                                                    --------
MARKET VALUE, END OF PERIOD                                                         $  15.00
                                                                                    --------
TOTAL RETURN, NET ASSET VALUE+                                                         -0.10%**
TOTAL RETURN, MARKET VALUE+                                                            +0.00%**

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                                             $   94.5
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                                           .84%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS++                                            .83%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                             1.10%*
PORTFOLIO TURNOVER RATE                                                                    0%

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS  Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

                                                                                 PERIOD FROM
                                                                         SEPTEMBER 27, 2002^
                                                                              TO OCTOBER 31,
                                                                                        2002
NET ASSET VALUE, BEGINNING OF PERIOD                                                $  14.32
                                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                                             .01
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                           -
                                                                                    --------
TOTAL FROM INVESTMENT OPERATIONS                                                         .01
                                                                                    --------
LESS CAPITAL CHARGES
ISSUANCE OF COMMON SHARES                                                               (.03)
                                                                                    --------
NET ASSET VALUE, END OF PERIOD                                                      $  14.30
                                                                                    --------
MARKET VALUE, END OF PERIOD                                                         $  15.00
                                                                                    --------
TOTAL RETURN, NET ASSET VALUE+                                                         -0.17%**
TOTAL RETURN, MARKET VALUE+                                                            +0.00%**

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                                             $  293.3
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                                           .51%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS++                                            .51%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                             1.62%*
PORTFOLIO TURNOVER RATE                                                                    0%

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS  New York Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

                                                                                 PERIOD FROM
                                                                         SEPTEMBER 27, 2002^
                                                                              TO OCTOBER 31,
                                                                                        2002
NET ASSET VALUE, BEGINNING OF PERIOD                                                $  14.32
                                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                                             .03
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                           -
                                                                                    --------
TOTAL FROM INVESTMENT OPERATIONS                                                         .03
                                                                                    --------
LESS CAPITAL CHARGES
ISSUANCE OF COMMON SHARES                                                               (.03)
                                                                                    --------
NET ASSET VALUE, END OF PERIOD                                                      $  14.32
                                                                                    --------
MARKET VALUE, END OF PERIOD                                                         $  15.00
                                                                                    --------
TOTAL RETURN, NET ASSET VALUE+                                                         -0.03%**
TOTAL RETURN, MARKET VALUE+                                                            +0.00%**

RATIOS/SUPPLEMENTAL DATA NET ASSETS, END OF PERIOD (IN MILLIONS)                    $   76.7
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                                           .94%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS++                                            .93%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                             1.22%*
PORTFOLIO TURNOVER RATE                                                                    0%

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS Intermediate Municipal Closed-End Funds

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. For each Fund, total return would have been lower if Management had not waived the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of investment management fee. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                        PERIOD ENDED
                                                         OCTOBER 31,
                                                                2002
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.                     1.08%(1)
INTERMEDIATE MUNICIPAL FUND INC.                                 .76%(1)
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.                       1.18%(1)

(1)  Period from September 27, 2002 to October 31, 2002.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Neuberger Berman California Intermediate Municipal Fund Inc.
Neuberger Berman Intermediate Municipal Fund Inc.
Neuberger Berman New York Intermediate Municipal Fund Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman Intermediate Municipal Fund Inc., and Neuberger Berman New York Intermediate Municipal Fund Inc. (the "Funds") as of October 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the period from September 27, 2002 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman Intermediate Municipal Fund Inc., and Neuberger Berman New York Intermediate Municipal Fund Inc. at October 31, 2002, the results of their operations, changes in their net assets, and their financial highlights for the periods from September 27, 2002 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                         /s/ Ernst and Young LLP

Boston, Massachusetts
December 6, 2002

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") pursuant to which all holders of common stock ("Common Stockholders") whose shares are registered in their own names will have all dividends and any capital gain distributions (referred to collectively in this section as "dividends") on their shares automatically reinvested in additional shares of common stock ("Common Shares") by The Bank of New York, as agent for the Common Stockholders ("Plan Agent"), unless such Common Stockholders elect to receive cash. An election to receive cash may be revoked or reinstated at a Common Stockholder's option. In the case of record Common Stockholders such as banks, brokers or other nominees that hold shares of common stock for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record Common Stockholder as representing the total amount registered in such Common Stockholder's name and held for the account of beneficial owners who participate in the Plan. Common Stockholders whose shares are held in the name of a bank, broker or other nominee should contact the nominee for details. Such stockholders may not be able to transfer their shares to another nominee and continue to participate in the Plan. All dividends to investors who elect not to participate in the Plan (or whose bank, broker or other nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct Common Stockholders, to the record holder by The Bank of New York, as the Fund's dividend disbursement agent.

Unless you (or your bank, broker or other nominee) elect not to participate in the Plan, the number of Common Shares you will receive as a result of a Fund dividend will be determined as follows:

     (1) If Common Shares are trading at or above their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Fund will issue new Common Shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date. Because Common Shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

     (2) If Common Shares are trading below their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per Common Share paid by the Plan Agent may exceed the market price thereof on the payment date, resulting in the purchase of fewer Common Shares than if the dividend had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next dividend. Interest will not be paid on any uninvested cash payments.

If you own Common Shares directly, you may withdraw from the Plan at any time by giving written notice to the Plan Agent; please be sure to include your name and account number. You may also rejoin the Plan later. Contact the Plan Agent at the following address for information on how to do so: The Bank of New York,
ATTN: Stock Transfer Administration, 101 Barclay Street, 11-E, New York, New York 10286. If you wish, the Plan Agent will sell the Common Shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information stockholders may need for tax records. The Plan Agent will also furnish each Common Stockholder with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive dividends in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares held for you under the Plan.

There is no brokerage charge for reinvestment of your dividends in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends are taxed in the same manner as cash dividends.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from your broker or by calling The Bank of New York at 1-800-524-4458.

Notice is hereby given in accordance with Section 23(C) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

DIRECTORS AND OFFICERS (Unaudited)

The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS(1)                                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND                PRINCIPAL OCCUPATION(S)(2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
------------------------  --------------------------------------------------  --------------  --------------------------------
                                                    CLASS I

INDEPENDENT FUND DIRECTORS

Faith Colish (67)         Counsel to Carter, Ledyard & Milburn since October       33
Director                  2002; prior thereto, Attorney at Law and
                          President, Faith Colish, A Professional
                          Corporation; 1980 to 2002.

C. Anne Harvey (65)       Consultant, C.A. Harvey Associates, June 2001 to         33
Director                  present; Member, Individual Investors Advisory
                          Committee to the New York Stock Exchange Board of
                          Directors, 1998 to present; Secretary, Board of
                          Associates to The National Rehabilitation
                          Hospital's Board of Directors; Director of
                          American Association of Retired Persons (AARP),
                          1978 to December 2000; Member, American Savings
                          Education Council's Policy Board (ASEC),
                          1998-2000; Member, Executive Committee, Crime
                          Prevention Coalition of America, 1997 - 2000.

Cornelius T. Ryan (71)    General Partner of Oxford Partners and Oxford            33         Formerly, Director of Capital
Director                  Bioscience Partners (venture capital partnerships)                  Cash Management Trust (money
                          and President of Oxford Venture Corporation.                        market fund) and Prime Cash
                                                                                              Fund.

Peter P. Trapp (58)       Regional Manager for Atlanta Region, Ford Motor          33
Director                  Credit Company since August 1997; prior thereto,
                          President, Ford Life Insurance Company, April 1995
                          until August 1997.

                                       32

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS(1)                                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND                PRINCIPAL OCCUPATION(S)(2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
------------------------  --------------------------------------------------  --------------  --------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (43)    Executive Vice President of Neuberger Berman since       33         Executive Vice President and
Chief Executive Officer,  1999; Principal of Neuberger Berman from 1997                       Director of Neuberger Berman
Director and Chairman     until 1999; Senior Vice President of NB Management                  Inc. (holding company) since
of the Board              from 1996 until 1999; Director of Institutional                     1999; President and Director
                          Services of NB Management from 1988 until 1996.                     of NB Management since 1999;
                                                                                              Director and Vice President of
                                                                                              Neuberger & Berman Agency,
                                                                                              Inc. since 2000.

                                                    CLASS II

INDEPENDENT FUND DIRECTORS

John Cannon (72)          Retired. Formerly, Chairman and Chief Investment         33         Independent Trustee or
Director                  Officer of CDC Capital Management (registered                       Director of three series of
                          investment adviser) (1993-Jan.1999).                                OppenheimerFunds: Limited Term
                                                                                              New York Municipal Fund,
                                                                                              Rochester Fund Municipals, and
                                                                                              Oppenheimer Convertible
                                                                                              Securities Fund, 1992 to
                                                                                              present.

Barry Hirsch (69)         Senior Vice President and Senior Counsel of Loews        33
Director                  Corporation (diversified financial corporation)
                          since May 2002; prior thereto, General Counsel of
                          Loews Corporation.

Howard A. Mileaf (65)     Retired. Formerly, Vice President and Special            33         Director, State Theatre of New
Director                  Counsel to WHX Corporation (holding company); 1993                  Jersey (not-for-profit
                          - 2001.                                                             theater), 2000 to present;
                                                                                              Formerly, Director of Kevlin
                                                                                              Corporation (manufacturer of
                                                                                              microwave and other products).

John P. Rosenthal (69)    Senior Vice President of Burnham Securities Inc.         33         Director, 92nd Street Y
Director                  (a registered broker-dealer) since 1991.                            (non-profit), 1967 to present;
                                                                                              Formerly, Director, Cancer
                                                                                              Treatment Holdings, Inc.

                                       33

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS(1)                                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND                PRINCIPAL OCCUPATION(S)(2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
------------------------  --------------------------------------------------  -------------   ---------------------------------
Tom Decker Seip (52)      General Partner of Seip Investments LP (a private        33         Director, H&R Block, Inc.
Director                  investment partnership); President and CEO of                       (financial services company),
                          Westaff, Inc. (temporary staffing), May 2001 to                     May 2001 to present; Director,
                          January 2002; Senior Executive at the Charles                       General Magic (voice
                          Schwab Corporation from 1983 to 1999, including                     recognition software),
                          Chief Executive Officer of Charles Schwab                           November 2001 to present;
                          Investment Management, Inc. and Trustee of Schwab                   Director, Forward Management,
                          Family of Funds and Schwab Investments from 1997                    Inc. (asset management), 2001
                          to 1998 and Executive Vice President-Retail                         to present; Member of the
                          Brokerage for Charles Schwab Investment Management                  Board of Directors of
                          from 1994 to 1997.                                                  E-Finance Corporation (credit
                                                                                              decisioning services), 1999 to
                                                                                              present; Director,
                                                                                              Save-Daily.com (micro
                                                                                              investing services), 1999 to
                                                                                              present; Formerly, Director of
                                                                                              Offroad Capital Inc.
                                                                                              (pre-public internet commerce
                                                                                              company).

DIRECTOR WHO IS AN "INTERESTED PERSON"

Michael M. Kassen* (49)   Executive Vice President and Chief Investment            33         Executive Vice President,
President and Director    Officer of Neuberger Berman since 1999; Executive                   Chief Investment Officer and
                          Vice President and Chief Investment Officer of NB                   Director of Neuberger Berman
                          Management from November 1999 to May 2000; Vice                     Inc. (holding company) since
                          President of NB Management from 1990 until 1999;                    1999; Chairman since May 2000
                          Partner or Principal of Neuberger Berman from                       and Director of NB Management
                          1993.                                                               since April 1996.

                                                    CLASS III

INDEPENDENT FUND DIRECTORS

Walter G. Ehlers (69)     Consultant; Retired President and Director of            33
Director                  Teachers Insurance & Annuity (TIAA) and College
                          Retirement Equities Fund (CREF).

Robert A. Kavesh (75)     Professor of Finance and Economics at Stern School       33         Director, Delaware Labs
Director                  of Business, New York University.                                   (cosmetics), 1978 to
present.

Candace L. Straight (55)  Private investor and consultant specializing in          33         Director, Providence
Director                  the insurance industry; Advisory Director of                        Washington (property and
                          Securities Capital LLC (a global private equity                     casualty insurance company),
                          investment firm dedicated to making investments in                  December 1998 to present;
                          the insurance sector).                                              Director, Summit Global
                                                                                              Partners (insurance brokerage
                                                                                              firm), October 2000 to
present.

                                       34

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS(1)                                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND                PRINCIPAL OCCUPATION(S)(2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
------------------------  --------------------------------------------------  -------------   --------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien* (74)   Member, Investment Policy Committee, Edward Jones,       33         Director of Legg Mason, Inc.
Director                  1993 - 2001; President of the Securities Industry                   (financial services holding
                          Association (SIA) (securities industry's                            company), 1993 to present;
                          representative in government relations and                          Director, Boston Financial
                          regulatory matters at the federal and state                         Group (real estate and tax
                          levels) from 1974 - 1992; Adviser to SIA from                       shelters), 1993-1999.
                          November 1992 -November 1993.

William E. Rulon (70)     Retired. Senior Vice President of Foodmaker, Inc.        33         Director, Pro-Kids Golf and
Director                  (operator and franchiser of restaurants) until                      Learning Academy (teach golf
                          January 1997; Secretary of Foodmaker, Inc. until                    and computer usage to "at
                          July 1996.                                                          risk" children), 1998 to
                                                                                              present; Formerly, Director of
                                                                                              Prandium, Inc. (restaurants).

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2003, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

INFORMATION ABOUT THE OFFICERS OF THE FUND

                                   POSITION AND LENGTH OF
   NAME, AGE, AND ADDRESS(1)           TIME SERVED(2)                           PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------
   Claudia A. Brandon (46)     Secretary since 2002             Vice President of Neuberger Berman since 2002 and
                                                                employee since 1999; Vice President-Mutual Fund
                                                                Board Relations of NB Management since 2000; Vice
                                                                President of NB Management from 1986 to 1999;
                                                                Secretary of six other registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator.

   Robert Conti (46)           Vice President since 2002        Vice President of Neuberger Berman since 1999;
                                                                Senior Vice President of NB Management since
                                                                2000; Controller of NB Management until 1996;
                                                                Treasurer of NB Management from 1996 until 1999;
                                                                Vice President of three other registered
                                                                investment companies for which NB Management acts
                                                                as investment manager and administrator since
                                                                2000 and of three other registered investment
                                                                companies since 2002.

   Stacy Cooper-Shugrue (39)   Assistant Secretary since 2002   Vice President-Mutual Fund Board Relations of NB
                                                                Management since 2002; Employee of Neuberger
                                                                Berman since 1999; Assistant Vice President of NB
                                                                Management from 1993 to 1999; Assistant Secretary
                                                                of six other registered investment companies for
                                                                which NB Management acts as investment manager
                                                                and administrator.

   Brian J. Gaffney (49)       Vice President since 2002        Managing Director of Neuberger Berman since 1999;
                                                                Senior Vice President of NB Management since
                                                                2000; Vice President of NB Management from 1997
                                                                until 1999; Vice President of three other
                                                                registered investment companies for which NB
                                                                Management acts as investment manager and
                                                                administrator since 2000 and of three other
                                                                registered investment companies since 2002.

   Sheila R. James (37)        Assistant Secretary since 2002   Employee of Neuberger Berman since 1999; Employee
                                                                of NB Management from 1991 to 1999; Assistant
                                                                Secretary of six other registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator since 2002.

                                       36

                                   POSITION AND LENGTH OF
   NAME, AGE, AND ADDRESS(1)           TIME SERVED(2)                           PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------
   John M. McGovern (32)       Assistant Treasurer since 2002   Employee of NB Management since 1993; Assistant
                                                                Treasurer of six other registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator since 2002.

   Barbara Muinos (43)         Treasurer and Principal          Vice President of Neuberger Berman since 1999; Assistant
                               Financial and Accounting         Vice President of NB Management from 1993 to 1999;
                               Officer since 2002               Treasurer and Principal Financial and Accounting Officer
                                                                of six other registered investment companies for which
                                                                NB Management acts as investment manager and
                                                                administrator since 2002; Assistant Treasurer from 1996
                                                                to 2002 of three other mutual funds for which NB
                                                                Management acts as investment manager and administrator.

   Frederic B. Soule (56)      Vice President since 2002        Vice President of Neuberger Berman since 1999;
                                                                Vice President of NB Management from 1995 until
                                                                1999; Vice President of three other registered
                                                                investment companies for which NB Management acts
                                                                as investment manager and administrator since
                                                                2000 and of three other registered investment
                                                                companies since 2002.

   Trani Wyman (33)            Assistant Treasurer since 2002   Employee of NB Management since 1991; Assistant
                                                                Treasurer of six other registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator since 2002.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

TABLE OF COMPENSATION FOR PERIOD ENDED 10/31/02

                                                   AGGREGATE COMPENSATION
NAME AND POSITION WITH THE FUND                         FROM THE FUND
-------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS

John Cannon
Director                                                   $  2,060

Faith Colish
Director                                                      2,060

Walter G. Ehlers
Director                                                      2,060

C. Anne Harvey
Director                                                      2,060

Barry Hirsch
Director                                                      2,060

Robert A. Kavesh
Director                                                      2,060

Howard A. Mileaf
Director                                                      2,060

John P. Rosenthal
Director                                                      2,060

William E. Rulon
Director                                                      2,060

Cornelius T. Ryan
Director                                                      2,060

Tom Decker Seip
Director                                                      2,060

Candace L. Straight
Director                                                      2,060

Peter P. Trapp
Director                                                      2,060

DIRECTORS WHO ARE "INTERESTED PERSONS"

Michael M. Kassen
Director                                                          0

Edward I. O'Brien
Director                                                      2,060

Peter E. Sundman
Director                                                          0

[NEUBERGER BERMAN LOGO]

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                INSTITUTIONAL SERVICES
                                                800.366.6264
                                                www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

                                                - C0453 12/02